Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Jul. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Summarize the adjustments made to the previously reported balance sheet, statement of operations and statement of cash flows
Selected balance sheet information

	As Previously Reported	Effect of Restatement	As Restated

Warrant liability	$-	$1,453,333	$1,453,333
Total liabilities	855,891	1,453,333	2,309,224

Ordinary shares, subject to possible redemption	34,834,221	(1,453,333)	33,380,888

Ordinary shares	2,731,179	2,268,831	5,000,010
Additional paid-in capital	2,450,000	(2,450,000)	-
Deficit accumulated during the development stage	(181,169)	181,169	-
Total shareholders' equity	5,000,010	-	5,000,010

Total liabilities and shareholders' equity	$40,690,122	$-	$40,690,122

Selected statement of operations information

	As Previously Reported	Effect of Restatement	As Restated

Other income / (expense):
Change in fair value of warrant liability	$-	$3,996,667	$3,996,667

Net income / (loss) attributable to ordinary shares not subject to possible redemption	$(181,169)	$3,996,667	$3,815,498

Weighted average number of ordinary shares outstanding, excluding shares subject to possible redemption - basic and diluted	1,531,934	99,350	1,631,284

Net income / (loss) per ordinary share, excluding shares subject to possible redemption - basic and diluted	$(0.12)	$2.46	$2.34

Selected cash flow information

	As Previously Reported	Effect of Restatement	As Restated
Operating activities:
Net income / (loss)	$(181,169)	$3,996,667	$3,815,498
Gain on change in fair value of warrant liability	$-	$(3,996,667)	$(3,996,667)

Supplemental disclosure of non-cash financing activities:
Adjustment for warrant liability in connection with the Public Offering	$-	$5,450,000	$5,450,000